Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

13. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2020 and 2021 reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2020, the net accrued charter revenue, totaling ($34,284) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying consolidated balance sheet. As at December 31, 2021, the net accrued charter revenue, totaling ($22,980), comprises of $7,361 separately reflected in Current assets, $8,183 separately reflected in Non-current assets, and (38,524) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2021 balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2022	$2,704
2023	(2,066)
2024	(13,165)
2025	(8,182)
2026 and thereafter	(2,271)
Total	$(22,980)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2020 and 2021, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of four out of the five vessels discussed in Notes 7 and 10, with charter parties assumed at values below their fair market value at the date of delivery of the vessels. During the year ended December 31, 2021, the amortization of the liability amounted to $621 (nil for the years ended December 31, 2019 and 2020), and is included in Voyage revenue in the accompanying 2021 consolidated statement of operations.

	December 31, 2020	December 31, 2021
Hires collected in advance	$7,236	$19,173
Charter revenue resulting from varying charter rates	34,284	38,524
Total	$41,520	$57,697
Less current portion	(11,893)	(23,830)
Non-current portion	$29,627	$33,867

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased from York its 60% of the equity interest in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus (Note 7). Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased from York its 51% of the equity interest in the company owning the containership Cape Artemisio (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. As of December 31, 2020, and 2021, the aggregate balance of time charter assumed (current and non-current) was $1,030 and $865, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the years ended December 31, 2019, 2020 and 2021, the amortization expense of Time charter assumed amounted to $191, $192 and ($424), respectively, and is included in Voyage revenue in the accompanying consolidated statements of operations.